Reverse Stock Split - Additional Information (Detail)	12 Months Ended	1 Months Ended
	Jan. 31, 2014	Apr. 24, 2015
Reverse Stock Split [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-ten reverse stock split
Subsequent Event [Member]
Reverse Stock Split [Line Items]
Stockholders' Equity, Reverse Stock Split		one-for-ten reverse stock split